Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 02, 2017 USD ($) building joint_venture property	Jun. 05, 2015 USD ($) shares	Dec. 31, 2017 USD ($) segment building joint_venture property $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Real Estate Properties
Percentage of interest in subsidiaries			100.00%
Loss on impairment of real estate			$ 9,490	$ 0	$ 0
Net decreases to rental income from amortization of capitalized above market and below market leases			2,764	1,457	1,157
Amortization of the value of leases			$ 56,174	29,003	28,624
Below market, acquired lease amortization period	3 years 9 months 18 days
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Number of joint ventures | joint_venture			2
Available-for-Sale Securities
Common shares owned in RMR Inc. | shares			1,214,225
Deferred Financing Fees
Deferred financing fees, net			$ 15,750	$ 14,725
Future amortization of deferred financing fees
2018			3,469
2019			2,217
2020			1,357
2021			1,217
2022			826
Thereafter			$ 8,049
Common shares of beneficial interest, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Segment Reporting
Number of business segments | segment			1
Minimum | Buildings and improvements
Real Estate Properties
Estimated useful lives			7 years
Maximum | Buildings and improvements
Real Estate Properties
Estimated useful lives			40 years
Weighted Average
Real Estate Properties
Below market, acquired lease amortization period			5 years 8 months 12 days
Original value lease
Real Estate Properties
Amortization of the value of leases			$ 53,410	$ 27,546	27,467
Original value lease | Weighted Average
Real Estate Properties
Acquired lease amortization period			5 years 7 months 6 days
Above market lease | Weighted Average
Real Estate Properties
Acquired lease amortization period			4 years
Continuing operations
Real Estate Properties
Below market, capitalized value of leases			$ 25,973	20,603
Below market, accumulated amortization of capitalized lease values			12,338	9,977
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
2018			97,114
2019			70,790
2020			49,230
2021			36,321
2022			27,313
Thereafter			$ 58,263
Number of properties owned | property			108
Number of buildings | building			167
Revenue Recognition
Increase in rental income to record revenue on straight line basis			$ 5,582	2,691	3,978
Straight line rent receivables			27,267	21,686
Deferred Leasing Costs
Deferred leasing costs, gross			32,990	28,039
Accumulated amortization of deferred leasing costs			10,013	6,960
Future amortization of deferred leasing costs, excluding those classified as discontinued operations
2018			4,282
2019			4,091
2020			3,275
2021			2,670
2022			2,186
Thereafter			6,473
Continuing operations | Original value lease
Real Estate Properties
Capitalized value of leases			472,928	203,368
Accumulated amortization of capitalized lease values			139,893	95,028
Continuing operations | Above market lease
Real Estate Properties
Capitalized value of leases			46,096	39,261
Accumulated amortization of capitalized lease values			27,259	22,753
Unsecured revolving credit facility
Deferred Financing Fees
Deferred financing fees, gross			5,234	5,234
Accumulated amortization of deferred financing fees			3,849	2,617
First Potomac Realty Trust
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Number of joint ventures | joint_venture	2
Mortgage notes payable	$ 167,936
Available-for-Sale Securities
Purchase price	$ 1,370,888
RMR Inc
Available-for-Sale Securities
Purchase price		$ 17,462
Initial other liabilities				19,580
Class A common stock | RMR Inc
Available-for-Sale Securities
Shares acquired (in shares) | shares		1,541,201
Cost method investment		$ 39,833
RMR Inc
Available-for-Sale Securities
Recognized amortization of the liability			1,087	$ 1,087	618
Amortization of liability, 2018			1,087
Amortization of liability, 2019			1,087
Amortization of liability, 2020			1,087
Amortization of liability, 2021			1,087
Amortization of liability, 2022			1,087
Amortization of liability, thereafter			$ 14,145
SIR
Real Estate Properties
Loss on impairment of real estate					$ 203,297
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Percentage of ownership interest			27.80%
First Potomac Realty Trust
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Number of joint ventures | joint_venture	2
Number of properties owned | property	2
Number of buildings | building	3
First Potomac Realty Trust | Joint Venture Property 1
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Percentage of ownership interest	50.00%
First Potomac Realty Trust | Joint Venture Property 2
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Percentage of ownership interest	51.00%
Joint Venture Mortgage | Mortgages | First Potomac Realty Trust
Projected future amortization of net intangible lease assets and liabilities, excluding those classified as discontinued operations
Mortgage notes payable	$ 82,000